Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments [Line Items]
Remainder of 2022	$ 1,788	$ 3,544
2023	3,754	3,543
2024	3,226	3,288
2025	902	962
2026	445	505
Thereafter	1,632	1,785
Total	11,747	13,627
Less: imputed interest	(1,324)	(1,735)
Present value of lease liabilities	10,423	11,892
Less: current portion	(3,299)	(3,281)
Lease liabilities, net of current portion	7,124	8,611
Financing Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments [Line Items]
Remainder of 2022	303	1,383
2023	189	189
2024	122	122
2025	12	11
2026
Thereafter
Total	626	1,705
Less: imputed interest	(51)	(112)
Present value of lease liabilities	575	1,593
Less: current portion	(361)	(1,301)
Lease liabilities, net of current portion	$ 214	$ 292